Insider Trading Arrangements	12 Months Ended
Sep. 30, 2025
Insider Trading Arrangement [Line Items]
Rule 10b5-1 Arragement Adopted [Flag]	true
Rule 10b5-1 Arragement Treatment [Flag]	false
Non Rule 10b5-1 Arragement Adopted [Flag]	false
Non Rule 10b5-1 Arragement Treatment [Flag]	false
Insider Trading Policies and Procedures Adopted [Flag]

We have adopted an insider trading policy to provide guidance on the purchases, sales and other dispositions of our securities by our directors, officers, employees and other relevant persons, with the goal of promoting compliance with applicable insider trading laws, rules and regulations, and the listing standards of Nasdaq. The insider trading policy is filed as Exhibit 11.2 to this annual report on Form 20-F.